Pensions and other post-employment benefits - Country detail (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) plan	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Net defined benefit
Net defined benefit balance	€ (103)	€ (461)
United States
Net defined benefit
Number of defined benefit plans | plan	2
Percentage of total plan obligations of the largest defined benefit plan (as a percent)	95.00%
Net defined benefit balance	€ 697	432
United States Pension benefits
Net defined benefit
Net defined benefit balance	2,684	2,418
Management (salaried and others)
Net defined benefit
Net defined benefit balance	1,757	1,511
Occupational (formerly union represented)
Net defined benefit
Net defined benefit balance	1,263	1,258
Supplemental
Net defined benefit
Net defined benefit balance	(336)	(351)
United States Post-retirement benefits
Net defined benefit
Net defined benefit balance	(1,987)	(1,986)
Health (non-union represented)
Net defined benefit
Net defined benefit balance	(66)	(76)
Health (formerly union represented)
Net defined benefit
Net defined benefit balance	(788)	(762)
Group life (non-union represented)
Net defined benefit
Net defined benefit balance	(736)	(743)
Group life (formerly union represented)
Net defined benefit
Net defined benefit balance	(396)	(404)
Other
Net defined benefit
Net defined benefit balance	€ (1)	(1)
Germany
Net defined benefit
Number of defined benefit plans | plan	2
Net defined benefit balance	€ (1,505)	(1,570)
United Kingdom
Net defined benefit
Number of defined benefit plans | plan	2
Net defined benefit balance	€ 337	276
Other Countries
Net defined benefit
Net defined benefit balance	368	401
Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(23,955)	(25,497)	€ (28,663)
Present value of defined benefit obligation | United States
Net defined benefit
Net defined benefit balance	(18,346)	(19,614)
Present value of defined benefit obligation | United States Pension benefits
Net defined benefit
Net defined benefit balance	(15,962)	(17,096)	(19,784)
Present value of defined benefit obligation | Management (salaried and others)
Net defined benefit
Net defined benefit balance	(12,860)	(13,750)
Present value of defined benefit obligation | Occupational (formerly union represented)
Net defined benefit
Net defined benefit balance	(2,766)	(2,995)
Present value of defined benefit obligation | Supplemental
Net defined benefit
Net defined benefit balance	(336)	(351)
Present value of defined benefit obligation | United States Post-retirement benefits
Net defined benefit
Net defined benefit balance	(2,384)	(2,518)	(3,061)
Present value of defined benefit obligation | Health (non-union represented)
Net defined benefit
Net defined benefit balance	(66)	(76)
Present value of defined benefit obligation | Health (formerly union represented)
Net defined benefit
Net defined benefit balance	(972)	(1,026)
Present value of defined benefit obligation | Group life (non-union represented)
Net defined benefit
Net defined benefit balance	(885)	(929)
Present value of defined benefit obligation | Group life (formerly union represented)
Net defined benefit
Net defined benefit balance	(460)	(486)
Present value of defined benefit obligation | Other
Net defined benefit
Net defined benefit balance	(1)	(1)
Present value of defined benefit obligation | Germany
Net defined benefit
Net defined benefit balance	(2,650)	(2,773)
Present value of defined benefit obligation | United Kingdom
Net defined benefit
Net defined benefit balance	(1,122)	(1,276)
Present value of defined benefit obligation | Other Countries
Net defined benefit
Net defined benefit balance	(1,837)	(1,834)
Defined benefit pension assets
Net defined benefit
Net defined benefit balance	24,479	25,535	27,770
Defined benefit pension assets | United States
Net defined benefit
Net defined benefit balance	19,616	20,499
Defined benefit pension assets | United States Pension benefits
Net defined benefit
Net defined benefit balance	19,219	19,967	22,301
Defined benefit pension assets | Management (salaried and others)
Net defined benefit
Net defined benefit balance	14,617	15,263
Defined benefit pension assets | Occupational (formerly union represented)
Net defined benefit
Net defined benefit balance	4,602	4,704
Defined benefit pension assets | United States Post-retirement benefits
Net defined benefit
Net defined benefit balance	397	532	579
Defined benefit pension assets | Health (formerly union represented)
Net defined benefit
Net defined benefit balance	184	264
Defined benefit pension assets | Group life (non-union represented)
Net defined benefit
Net defined benefit balance	149	186
Defined benefit pension assets | Group life (formerly union represented)
Net defined benefit
Net defined benefit balance	64	82
Defined benefit pension assets | Germany
Net defined benefit
Net defined benefit balance	1,145	1,203
Defined benefit pension assets | United Kingdom
Net defined benefit
Net defined benefit balance	1,459	1,552
Defined benefit pension assets | Other Countries
Net defined benefit
Net defined benefit balance	2,259	2,281
Impact of the asset ceiling
Net defined benefit
Net defined benefit balance	(627)	(499)	(305)
Impact of the asset ceiling | United States
Net defined benefit
Net defined benefit balance	(573)	(453)
Impact of the asset ceiling | United States Pension benefits
Net defined benefit
Net defined benefit balance	(573)	(453)	€ (265)
Impact of the asset ceiling | Management (salaried and others)
Net defined benefit
Net defined benefit balance		(2)
Impact of the asset ceiling | Occupational (formerly union represented)
Net defined benefit
Net defined benefit balance	(573)	(451)
Impact of the asset ceiling | Other Countries
Net defined benefit
Net defined benefit balance	€ (54)	€ (46)